Other Long-term Liabilities (Tables)	3 Months Ended
Mar. 30, 2018
Vencore Holding Corp. and KGS Holding Corp.
Schedule Of Liability, Current And Noncurrent [Line Items]
Schedule of Other Long-term Liabilities
Other long‑term liabilities consisted of the following (in thousands):

	As of December 31,		As of March 30,
	2016	2017	2018
			(Unaudited)
Deferred income tax liability	$30,067	$13,793	$14,283
Deferred compensation and non‑qualified savings plans	21,549	24,379	24,704
Tax indemnification liability	14,011	—	—
Deferred rent	9,539	9,447	9,188
Lease abandonment liability	5,867	3,244	2,756
Interest rate swap	1,316	59	—
Other	1,911	2,655	2,393
	$84,260	$53,577	$53,324